Fair Value Measurements - Schedule Of Quantitative Information Regarding Level 3 Fair Value Measurements (Detail) - d	Jun. 30, 2021	Feb. 04, 2021
Private Placement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Effective expiration date	May 19, 2026	Jun. 19, 2026
Public [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Effective expiration date		Jun. 19, 2026
Measurement Input Market Price of Public Shares [Member] | Private Placement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	9.88	9.61
Measurement Input Market Price of Public Shares [Member] | Public [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants		9.61
Measurement Input, Risk Free Interest Rate [Member] | Private Placement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	0.86	0.52
Measurement Input, Risk Free Interest Rate [Member] | Public [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants		0.52
Measurement Input, Expected Dividend Rate [Member] | Private Placement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	0.00	0.00
Measurement Input, Expected Dividend Rate [Member] | Public [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants		0.00
Measurement Input, Price Volatility [Member] | Private Placement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	22.7	19.7
Measurement Input, Price Volatility [Member] | Public [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants		19.7
Measurement Input, Exercise Price [Member] | Private Placement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	11.50	11.50
Measurement Input, Exercise Price [Member] | Public [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants		11.50
Measurement Input Onetouch Hurdle [Member] | Private Placement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	0	0
Measurement Input Onetouch Hurdle [Member] | Public [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants		18.18